Average Annual Total Returns - Direxion Daily SP 500 Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares 1 Year	Direxion Daily S&P 500® Bull 2X Shares 5 Years	Direxion Daily S&P 500® Bull 2X Shares Since Inception	Direxion Daily S&P 500® Bull 2X Shares Inception Date	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P 500® Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	22.01%	24.91%	21.02%	May 28, 2014	18.29%	22.21%	18.68%	May 28, 2014	13.10%	19.06%	16.19%	May 28, 2014	18.40%	15.22%	13.03%	May 28, 2014